INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Income Taxes Details 1Abstract
Deferred tax assets	$ 1,125,000	$ 888,000
Valuation allowance	(1,125,000)	(888,000)
Net deferred tax asset